Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 06, 2022	Dec. 02, 2022	Sep. 30, 2022	Sep. 07, 2022	Dec. 31, 2021	Jan. 08, 2021
Preferred stock, shares authorized	1,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	100,000,000					36,038,535
Common stock, shares issued	16,041,464	16,041,464				24,566,386
Shares outstanding	16,041,464	16,041,464				24,566,386
Shares outstanding						7,314,578
Common Class A [Member]
Common stock, shares authorized						30,415,100
Common stock, shares issued						20,179,645
Shares outstanding						20,179,645
Common Class B [Member]
Common stock, shares authorized						1,675,600
Common stock, shares issued						1,673,092
Shares outstanding						1,673,092
CIK0001848000_LAKESHORE ACQUISITION I CORP
Common stock, par value (in dollars per share)				$ 0.0001		$ 0.0001
Common stock, shares authorized				500,000,000		500,000,000
Common stock, shares issued			2,380,246	1,628,425		1,628,425	1,437,500
Shares outstanding			2,109,062	1,628,425	2,860,883	1,628,425
Temporary equity, redemption price (in dollars per share)						$ 10.00
Shares outstanding				2,860,883		5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-Allotment Option [Member]
Shares outstanding						116,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares subject to possible redemption
Temporary equity, redemption price (in dollars per share)				$ 10.18		$ 10.00
Shares outstanding				2,860,883		5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption
Common stock, shares issued				1,628,425		1,628,425
Shares outstanding				2,860,883		5,467,000